UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05476

LORD ABBETT GLOBAL FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2008

Item 1:               Report to Shareholders.

2008

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett

Global Allocation Fund*

Developing Local Markets Fund

For the six-month period ended June 30, 2008

* Formerly known as Global Equity Fund

Lord Abbett Global Allocation Fund and
Lord Abbett Developing Local Markets Fund

Semiannual Report

For the six-month period ended June 30, 2008

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Lord Abbett Global Allocation Fund (formerly, the Lord Abbett Global Equity Fund) and the Lord Abbett Developing Local Markets Fund for the six-month period ended June 30, 2008. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries of the Funds' portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 2008?

A: The first half of the year was turbulent for equity markets, which generally trended lower. The second quarter began on a positive note amid hopes that the worst of the credit crunch was over. But as evidence increasingly indicated otherwise, the markets turned downward – and stayed that way. The S&P 500® Index1 was down 11.91% for the six-month period.

The ongoing credit crunch that began a year ago continued to have a visible impact on the broader economy. Consumers and businesses found it increasingly difficult to access credit at a time when costs were rising and revenues slowing. Consumer confidence plummeted against a backdrop of rising unemployment, falling home values, rising mortgage delinquencies, and soaring prices on everything from energy to orange juice. Inflation concerns continued to plague the markets. The dollar remained weak, which hurt consumers, but boosted exports, which helped sustain the slow pace of growth.

Most U.S. equity asset classes and investment styles returned negative results for the first half of the year. Mid cap stocks (as measured by the Russell Midcap® Index2) generally performed better than small caps (as measured by the Russell 2000® Index3) and large caps (as measured by the Russell 1000® Index4), which performed the worst. Growth stocks generally outperformed value stocks for the six-month period.

International equity markets declined in the six-month period ended June 30, 2008. The MSCI EAFE® Index5 with Gross Dividends (primarily a large company index) declined 10.58%. The MSCI World ex-U.S. Index6 with Net Dividends fell 9.76%, a milder drop than the U.S. equity markets, as measured by the S&P 500 Index, which declined 11.91%. Emerging markets, as measured by the MSCI Emerging Markets Index,7 fell 11.76%, with the biggest declines occurring in India, Turkey, the Philippines, and China. Against that backdrop, oil prices jumped 50.7%, to $140.00 a barrel, from $92.92, while gold rose 11.0%, to $925.40 an ounce, from $833.92 at the end of December 2007. In terms of country performance, the hardest hit markets in the MSCI EAFE Index were New Zealand, Greece, and Portugal, down 26.94%, 26.74%, and 25.37%, respectively. Canada and Norway were the only countries to show gains. As for sector performance, the biggest laggards in the MSCI EAFE Index included financials, consumer discretionary, and telecommunication services. The telecommunication services sector was de-rated by a number of analysts during the period. On the positive side, materials and energy were the only sectors to finish in positive territory.

Foreign currencies continued to gain strength against the U.S. dollar, which reached new lows in March and April (as measured by the U.S. Federal Reserve Board's (the Fed) trade-weighted dollar index of leading currencies). The dollar rebounded in May and June, relative to the major currencies represented by the Americas and Pacific subindexes of the Fed's trade-weighted dollar index.

Lord Abbett Global Allocation Fund (formerly, the Lord Abbett Global Equity Fund)

Prior to July 1, 2008, the Lord Abbett Global Allocation Fund was known as the

Lord Abbett Global Equity Fund. Performance commentary in this report reflects the Global Allocation Fund's investment objective and investment strategy prior to July 1, 2008, at which time the Fund implemented its present global allocation strategy. For more information, please see the Global Allocation Fund's prospectus.

Q: How did the Global Allocation Fund perform during the six-month period ended June 30, 2008?

A: The Fund returned -11.27%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the MSCI World® Index with Gross Dividends,8 which returned -10.25% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest detractors from the Fund's performance relative to its benchmark for the six-month period were the energy sector (primarily owing to an underweight position), the telecommunication services sector, and the industrials sector.

Among individual holdings that detracted from performance were financials holding National Bank of Greece S.A. (the Fund's number-one detractor), an international provider of retail and corporate banking services; information technology holding Nokia Corp., a telecommunications company primarily focused on the manufacturing and global sales of mobile handsets; and industrials holding General Electric Co., a provider of jet engines, power plant turbines, locomotives, medical imaging equipment, and private label credit cards.

The greatest contributors to the Fund's performance relative to the benchmark were the healthcare, information technology, and consumer staples sectors.

Among individual holdings that contributed to performance were materials holding Monsanto Co. (the Fund's number-one contributor), a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets; information technology holding Activision, Inc., a publisher of interactive entertainment software; and healthcare holding Celgene Corp., a global biopharmaceutical company.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Developing Local Markets Fund

Q: How did the Developing Local Markets Fund perform during the six-month period ended June 30, 2008?

A: The Fund returned 7.55%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the JPMorgan Emerging Local Markets Index Plus (ELMI+),9 which returned 8.75% over the same period.

Q: What were the most significant factors affecting performance?

A: Detracting from performance relative to the portfolio's benchmark were the portfolio's underweights in currencies of eastern and central European countries (Hungary, Slovakia, Czech Republic) that are EU members, whose currencies are closely linked to the euro, which appreciated versus the U.S. dollar. Also detracting from performance was an overweight in the currencies of India and the Philippines, which are heavy importers of energy and agricultural products.

Contributing to performance relative to its benchmark was the portfolio's overweight position in the currencies of Russia and Brazil, which are commodity-exporting countries that also raised interest rates. Also contributing to performance relative to the benchmark was the portfolio's underweight position in the currencies of Chile, Peru, and Colombia – nations which failed to control inflation. The portfolio's underweight of the South African rand helped performance, as the rand declined amid political turmoil in the country.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 31% of the total market capitalization of the Russell 1000 Index.

3  The Russell 2000® Index measures the performance of the 2000 smallest companies in the Russell 3000® Index.

4  The Russell 1000® Index is a capitalization-weighted price-only index which is comprised of 1000 of the largest capitalized US-domiciled companies whose common stock trades in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq and which are included in the Russell 3000® Index. This large cap market-oriented Index is highly correlated with the S&P 500 Index.

5  The MSCI EAFE® Index with Gross Dividends is an unmanaged index that reflects the stock markets of 21 countries, including Europe, Australasia, and the Far East, with values expressed in U.S. dollars. The MSCI EAFE Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

6  The MSCI World ex-U.S. Index with Net Dividends is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007 the MSCI World ex-U.S. with Net Dividends Index consisted of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The MSCI World ex-U.S. Index with Net Dividends Index approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates.

7  The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 2007, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

8  The MSCI World® Index with Gross Dividends is an unmanaged capitalization index representing the industry composition and a sampling of small, medium and large capitalization companies from global markets. It is a Morgan Stanley International Index that includes stocks traded on 23 exchanges in Europe, Australasia, and the Far East. The MSCI World Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

9  The JPMorgan Emerging Local Markets Index Plus tracks total returns for local-denominated money-market instruments.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Funds' prospectuses.

During the period covered by this report, expense reimbursements were in place. Without such expense reimbursements, the Funds' returns would have been lower.

The views of the Funds' management and the portfolio holdings described in this report are as of June 30, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see the Funds' prospectuses.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks including possible loss of principal amount invested.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/08 – 6/30/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Global Allocation Fund (formerly, Global Equity Fund)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/08	6/30/08	1/1/08 – 6/30/08
Class A*
Actual	$1,000.00	$887.30	$7.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.89	$8.02
Class B*
Actual	$1,000.00	$884.80	$10.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.65	$11.26
Class C*
Actual	$1,000.00	$884.20	$10.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.65	$11.26
Class F*
Actual	$1,000.00	$889.40	$6.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.24	$6.67
Class I*
Actual	$1,000.00	$889.10	$5.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.64	$6.27
Class R2*
Actual	$1,000.00	$986.30	$0.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.56	$0.33
Class R3*
Actual	$1,000.00	$986.30	$0.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.56	$0.34

†  For each class of the Fund, expenses are equal to the annualized expense ratio of such class (1.60% for Class A, 2.25% for Class B, 2.25% for Class C, 1.33% for Class F, 1.25% for Class I, 1.85% for Class R2, and 1.75% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 for Class A, B, C, F and I (to reflect one-half year period) and multiplied by 7/366 for Class R2 and Class R3 (to reflect the period June 24, 2008, commencement of investment of operations, to June 30, 2008).

*  As described in Note 3 of the Financial Statements, effective July 1, 2008, the Fund's annualized expenses are contractually limited to 1.35% for Class A, 2.00% for Classes B and C, 1.10% for Class F, 1.00% for Class I, 1.60% for Class R2, and 1.50% for Class R3. Had these restated expenses been in place throughout the most recent half-year period, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$6.33	$6.77
Class B	$9.37	$10.01
Class C	$9.37	$10.01
Class F	$5.17	$5.52
Class I	$4.70	$5.02
Class R2	$0.30	$0.28
Class R3	$0.31	$0.29

Global Allocation Fund (formerly, Global Equity Fund)

Portfolio Holdings Presented by Sector

June 30, 2008

Sector*	%**
Consumer Discretionary	4.84%
Consumer Staples	14.80%
Energy	10.19%
Financials	15.63%
Health Care	11.11%
Industrials	8.87%
Information Technology	12.01%
Materials	8.04%
Telecommunication Services	4.53%
Utilities	6.37%
Short-Term Investment	3.61%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

Developing Local Markets Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/08	6/30/08	1/1/08 – 6/30/08
Class A
Actual	$1,000.00	$1,075.50	$6.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.74	$6.17
Class B
Actual	$1,000.00	$1,073.50	$9.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.56	$9.37
Class C
Actual	$1,000.00	$1,071.90	$9.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.56	$9.37
Class F
Actual	$1,000.00	$1,075.80	$4.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.62	$4.27
Class I
Actual	$1,000.00	$1,078.90	$4.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.32
Class P
Actual	$1,000.00	$1,075.10	$6.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.31	$6.62
Class R2
Actual	$1,000.00	$1,074.20	$7.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.56	$7.37
Class R3
Actual	$1,000.00	$1,074.80	$7.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.03	$6.87

†  For each class of the Fund, expenses are equal to the annualized expense ratio of such class (1.23% for Class A, 1.87% for Classes B and C, .85% for Class F, .86% for Class I, 1.32% for Class P, 1.47% for Class R2 and 1.37% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2008
Sector*	%**
Agency	1.90%
Asset Backed	38.52%
Banking	8.42%
Basic Industry	0.36%
Capital Goods	0.23%
Consumer Cyclical	0.02%
Consumer Non-Cyclical	0.06%
Energy	0.68%
Finance & Investment	4.69%
Foreign Sovereign	0.13%
Sector*	%**
Government Guaranteed	0.98%
Media	0.48%
Mortgage Backed	35.78%
Services Cyclical	0.30%
Services Non-Cyclical	0.56%
Sovereign	4.78%
Technology & Electronics	0.13%
Telecommunications	1.88%
Short-Term Investments	0.10%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments (unaudited)

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund) June 30, 2008

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 96.11%
COMMON STOCKS 95.08%
Australia 0.56%
Health Care Services 0.56%
Sonic Healthcare Ltd.	43,473	$606
Belgium 0.65%
Banks 0.27%
KBC Group NV	2,632	292
Food Retail 0.38%
Delhaize Group	6,141	414
Total Belgium		706
Bermuda 0.56%
Oil & Gas Drilling 0.41%
Seadrill Ltd.	14,800	452
Oil & Gas Equipment & Services 0.15%
Weatherford International Ltd.*	3,200	159
Total Bermuda		611
Brazil 1.17%
Banks 0.21%
Unibanco-Uniao de Bancos Brasileiros SA GDR	1,800	228
Diversified Capital Markets 0.26%
Porto Seguro SA	24,400	282
Electric Utilities 0.28%
EDP-Energias do Brasil SA	15,200	302
Tobacco 0.42%
Souza Cruz SA	16,300	465
Total Brazil		1,277

Investments	Shares	U.S. $ Value (000)
Canada 3.48%
Communications Equipment 0.01%
Nortel Networks Corp.*	667	$6
Diversified Metals & Mining 2.04%
Equinox Minerals Ltd.*	128,800	561
Fording Canadian Coal Trust Unit	11,200	1,071
Teck Cominco Ltd. Class B	12,204	588
		2,220
Gold 0.44%
Barrick Gold Corp.	10,506	478
Oil & Gas Exploration & Production 0.99%
Addax Petroleum Corp.	22,450	1,084
Total Canada		3,788
China 0.24%
Real Estate Management & Development 0.24%
Sino-Ocean Land Holdings Ltd.	467,500	264
Egypt 0.48%
Wireless Telecommunication Services 0.48%
Orascom Telecom Holdings (SAE) GDR	8,100	518
Finland 0.38%
Communications Equipment 0.38%
Nokia Oyj ADR	16,700	409
France 3.66%
Banks 1.03%
BNP Paribas SA	6,139	556
Societe Generale	6,476	564
		1,120

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund) June 30, 2008

Investments	Shares	U.S. $ Value (000)
France (continued)
Food Retail 0.36%
Casino Guichard-Perrachon SA	3,486	$395
Integrated Oil & Gas 0.56%
Total SA	7,090	605
Movies & Entertainment 0.50%
Vivendi SA	14,377	545
Multi-Line Insurance 0.45%
AXA	16,634	494
Multi-Utilities 0.76%
SUEZ SA	12,163	828
Total France		3,987
Germany 6.14%
Automobile Manufacturers 0.24%
Bayerische Motoren Werke AG	5,439	262
Diversified Chemicals 0.63%
Bayer AG	5,000	421
Symrise GmbH & Co. AG	12,021	261
		682
Electric Utilities 0.81%
E. On AG	4,378	883
Health Care Services 1.27%
Fresenius Medical Care AG & Co. KGaA	25,150	1,386
Household Products 0.65%
Henkel KGaA	18,926	711
Industrial Conglomerates 0.51%
Siemens AG	4,990	554
Industrial Gases 0.95%
Linde AG	7,335	1,031

Investments	Shares	U.S. $ Value (000)
Integrated Telecommunication 0.82%
Deutsche Telekom AG Registered Shares	54,679	$895
Pharmaceuticals 0.26%
Merck KGaA	1,977	281
Total Germany		6,685
Greece 0.78%
Banks 0.78%
National Bank of Greece SA	18,951	854
Hong Kong 1.13%
Banks 0.59%
BOC Hong Kong (Holdings) Ltd.	242,500	642
Casinos & Gaming 0.28%
Galaxy Entertainment Group Ltd.*	467,000	302
Water Utilities 0.26%
Guangdong Investment Ltd.	707,100	287
Total Hong Kong		1,231
India 0.26%
Systems Software 0.26%
Tata Consultancy Services Ltd.	14,108	281
Italy 1.66%
Aerospace & Defense 0.40%
Finmeccanica SpA	16,555	435
Electric Utilities 0.75%
Enel SpA	85,332	812
Oil & Gas Refining & Marketing 0.51%
ENI SpA	7,550	560
Total Italy		1,807

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund) June 30, 2008

Investments	Shares	U.S. $ Value (000)
Japan 6.73%
Automobile Manufacturers 0.52%
Toyota Motor Corp.	11,900	$561
Banks 0.48%
Sumitomo Mitsui Financial Group Inc	69	519
Home Entertainment Software 0.88%
Nintendo Co., Ltd.	1,700	959
Integrated Telecommunication 0.56%
Nippon Telegraph & Telephone Corp.	125	612
Office Electronics 0.74%
Ricoh Co., Ltd.	44,600	805
Office REITs 0.54%
Nippon Commercial Investment REIT	208	588
Railroads 0.86%
East Japan Railway Co.	115	937
Real Estate Investment Trusts 0.15%
Nippon Residential Investment Corp. REIT	56	168
Real Estate Management & Development 0.17%
Tokyo Tatemono Co., Ltd.	29,000	188
Semiconductor & Semiconductor Equipment 0.24%
Elpida Memory, Inc.*	8,300	266
Trading Companies & Distributors 1.59%
Mitsubishi Corp.	19,400	639
Mitsui & Co., Ltd.	26,000	574
Sumitomo Corp.	39,400	518
		1,731
Total Japan		7,334

Investments	Shares	U.S. $ Value (000)
Liberia 0.07%
Leisure 0.07%
Royal Caribbean Cruises Ltd.	3,500	$79
Mexico 0.15%
Real Estate Management & Development 0.15%
Desarrolladora Homex, SA de CV ADR*	2,700	158
Netherlands 0.49%
Diversified Financial Services 0.37%
ING Groep NV CVA	12,431	396
Food Retail 0.12%
Koninklijke Ahold NV	9,954	134
Total Netherlands		530
Netherlands Antilles 0.92%
Oil & Gas Equipment & Services 0.92%
Schlumberger Ltd.	9,346	1,004
Norway 0.85%
Oil & Gas Equipment & Services 0.85%
Petroleum Geo-Services ASA*	37,790	928
Panama 0.17%
Hotels 0.17%
Carnival Corp. Unit	5,700	188
Portugal 0.23%
Electric Utilities 0.23%
EDP-Energias de Portugal, SA	48,754	255
Russia 0.51%
Oil & Gas Refining & Marketing 0.51%
OAO Gazprom ADR	9,500	551

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund) June 30, 2008

Investments	Shares	U.S. $ Value (000)
South Africa 1.28%
Diversified Metals & Mining 0.89%
Impala Platinum Holdings Ltd.	24,484	$966
Wireless Telecommunication Services 0.39%
MTN Group Ltd.	26,903	428
Total South Africa		1,394
South Korea 1.09%
Banks 0.37%
Kookmin Bank	6,921	409
Semiconductor & Semiconductor Equipment 0.72%
Samsung Electronics Co., Ltd.	1,311	783
Total South Korea		1,192
Spain 2.07%
Banks 0.75%
Banco Santander SA	29,370	540
Banco Santander SA ADR	15,200	276
		816
Heavy Electrical Equipment 0.43%
Gamesa Corporacion Tecnologica, SA	9,461	465
Highway & Railtracks 0.24%
Cintra Concesiones de Infraestructuras de Transporte SA	23,156	260
Integrated Oil & Gas 0.65%
Repsol YPF, SA	14,512	572
Repsol YPF, SA ADR	3,500	137
		709
Total Spain		2,250

Investments	Shares	U.S. $ Value (000)
Switzerland 2.90%
Diversified Capital Markets 0.25%
Credit Suisse Group	5,992	$275
Life Sciences Tools & Services 0.66%
Lonza Group Ltd. AG	5,200	721
Packaged Foods 0.93%
Nestle SA	22,270	1,006
Pharmaceuticals 1.06%
Roche Holding Ltd. AG	6,426	1,158
Total Switzerland		3,160
Taiwan 1.18%
Semiconductor & Semiconductor Equipment 1.18%
MediaTek Inc.	53,000	611
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	61,724	674
Total Taiwan		1,285
United Kingdom 9.65%
Advertising 0.36%
Aegis Group plc	179,510	385
Aerospace & Defense 0.95%
BAE Systems plc	117,471	1,035
Banks 0.63%
Royal Bank of Scotland Group plc (The)	161,153	690
Brewers 0.75%
SABMiller plc	35,679	819
Distillers & Vintners 0.80%
Diageo plc	47,315	871
Diversified Metals & Mining 0.72%
Anglo American plc	11,103	780

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund) June 30, 2008

Investments	Shares	U.S. $ Value (000)
United Kingdom (continued)
Food Retail 0.44%
Tesco plc	65,071	$479
Household Products 0.37%
Reckitt Benckiser plc	7,941	403
Life & Health Insurance 0.45%
Prudential plc	46,301	492
Multi-Line Insurance 0.59%
Aviva plc	64,649	645
Multi-Utilities 0.63%
National Grid plc	52,179	686
Oil & Gas Exploration & Production 0.66%
Tullow Oil plc	37,980	722
Packaged Foods 0.33%
Premier Foods plc	188,913	358
Publishing & Printing 0.63%
Reed Elsevier plc	59,605	684
Soft Drinks 0.11%
Diageo plc ADR	1,637	121
Tobacco 0.39%
British American Tobacco plc	12,262	425
Wireless Telecommunication Services 0.84%
Vodafone Group plc	308,615	917
Total United Kingdom		10,512
United States 45.64%
Aerospace & Defense 2.35%
Boeing Co. (The)	3,600	237
General Dynamics Corp.	2,806	236
Honeywell International Inc.	6,558	330

Investments	Shares	U.S. $ Value (000)
Lockheed Martin Corp.	5,600	$552
Raytheon Co.	9,633	542
United Technologies Corp.	10,700	660
		2,557
Agricultural Products 0.65%
Archer Daniels Midland Co.	21,100	712
Air Freight & Couriers 0.30%
United Parcel Service, Inc. Class B	5,310	326
Apparel & Accessories 0.35%
Coach, Inc.*	9,400	271
Polo Ralph Lauren Corp., Class A	1,700	107
		378
Banks 1.95%
Bank of America Corp.	15,264	364
Bank of New York Mellon Corp. (The)	17,505	662
Marshall & Ilsley Corp. (The)	3,899	60
U.S. Bancorp	14,900	416
Wachovia Corp.	3,885	60
Wells Fargo & Co.	23,864	567
		2,129
Biotechnology 1.96%
Amgen Inc.*	10,600	500
Celgene Corp.*	9,200	588
Genzyme Corp.*	6,900	497
Gilead Sciences, Inc.*	10,356	548
		2,133
Brewers 0.25%
Anheuser-Busch Cos., Inc.	4,300	267
Broadcasting & Cable TV 0.12%
Comcast Corp. Class A	7,037	132

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund) June 30, 2008

Investments	Shares	U.S. $ Value (000)
United States (continued)
Communications Equipment 1.87%
Cisco Systems, Inc.*	27,800	$647
Corning Inc.	21,354	492
QUALCOMM Inc.	20,196	896
		2,035
Computer & Electronics Retail 0.32%
Best Buy Co., Inc.	8,800	348
Computer Hardware 1.56%
Harris Corp.	2,400	121
Hewlett-Packard Co.	17,090	756
International Business Machines Corp.	6,900	818
		1,695
Construction & Farm Machinery 0.15%
Caterpillar Inc.	2,258	167
Department Stores 0.30%
Kohl's Corp.*	8,300	332
Diversified Capital Markets 0.71%
JPMorgan Chase & Co.	22,423	769
Diversified Financial Services 0.36%
Citigroup, Inc.	11,744	197
Western Union Co. (The)	7,700	190
		387
Diversified Metals & Mining 0.11%
Freeport-McMoRan Copper & Gold Inc.	1,005	118
Drug Retail 0.96%
CVS Caremark Corp.	24,152	956
Walgreen Co.	2,644	86
		1,042

Investments	Shares	U.S. $ Value (000)
Electric Utilities 1.63%
FPL Group, Inc.	7,700	$505
Northeast Utilities	12,900	329
PG&E Corp.	13,213	525
Progress Energy, Inc.	9,951	416
		1,775
Electrical Components & Equipment 0.45%
Emerson Electric Co.	9,920	491
Electronic Equipment & Instruments 0.13%
Agilent Technologies, Inc.*	3,900	139
Fertilizers & Agricultural Chemicals 1.48%
Monsanto Co.	12,750	1,612
Food Retail 0.24%
Kroger Co. (The)	9,063	262
General Merchandise Stores 0.38%
Macy's, Inc.	4,200	81
Target Corp.	7,200	335
		416
Health Care Equipment 1.05%
Baxter International, Inc.	5,483	351
Medtronic, Inc.	6,000	310
St. Jude Medical, Inc.*	11,700	478
		1,139
Health Care Services 1.19%
Express Scripts, Inc.*	10,500	658
Medco Health Solutions, Inc.*	6,334	299
Quest Diagnostics Inc.	6,926	336
		1,293
Health Care Supplies 0.01%
Mylan Laboratories Inc.*	1,300	16
Home Entertainment Software 0.46%
Electronic Arts Inc.*	11,400	506

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund) June 30, 2008

Investments	Shares	U.S. $ Value (000)
United States (continued)
Home Improvement Retail 0.15%
Home Depot Inc. (The)	7,000	$164
Household Products 2.03%
Colgate-Palmolive Co.	10,267	709
Procter & Gamble Co. (The)	24,790	1,508
		2,217
Hypermarkets & Super Centers 1.06%
Wal-Mart Stores, Inc.	20,602	1,158
Industrial Conglomerates 0.62%
General Electric Co.	25,356	677
Industrial Gases 0.77%
Praxair, Inc.	8,899	839
Insurance: Brokers 0.70%
Aon Corp.	16,700	767
Integrated Oil & Gas 3.00%
Chevron Corp.	9,971	988
ConocoPhillips	3,758	355
ExxonMobil Corp.	19,442	1,713
Marathon Oil Corp.	1,500	78
Occidental Petroleum Corp.	1,500	135
		3,269
Integrated Telecommunication 1.43%
AT&T Inc.	39,310	1,324
Sprint Nextel Corp.*	5,040	48
Verizon Communications, Inc.	5,112	181
		1,553
Internet Software & Services 0.17%
WebMD Health Corp., Class A*	200	5
Yahoo! Inc.*	8,600	178
		183

Investments	Shares	U.S. $ Value (000)
Investment Banking & Brokerage 0.72%
Goldman Sachs Group, Inc. (The)	1,200	$210
Merrill Lynch & Co., Inc.	9,700	308
Morgan Stanley	7,500	270
		788
IT Consulting & Services 0.94%
Activision, Inc.*	29,964	1,021
Life & Health Insurance 0.42%
MetLife, Inc.	4,500	238
Prudential Financial, Inc.	3,600	215
		453
Movies & Entertainment 0.32%
Time Warner Inc.	9,700	143
Walt Disney Co. (The)	6,662	208
		351
Multi-Line Insurance 0.39%
American International Group, Inc.	7,399	196
Hartford Financial Group, Inc. (The)	3,551	229
		425
Multi-Utilities 0.57%
Dominion Resources, Inc.	13,000	617
Oil & Gas Equipment & Services 0.16%
Baker Hughes, Inc.	1,988	174
Oil & Gas Exploration & Production 0.32%
Apache Corp.	1,000	139
XTO Energy Inc.	3,080	211
		350
Oil & Gas Refining & Marketing 0.45%
Hess Corp.	2,200	278
Valero Energy Corp.	5,300	218
		496

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund) June 30, 2008

Investments	Shares	U.S. $ Value (000)
United States (continued)
Packaged Foods 1.84%
Campbell Soup Co.	5,700	$191
Kellogg Co.	8,800	423
Kraft Foods, Inc. Class A	23,030	655
Wm. Wrigley Jr. Co.	9,400	731
		2,000
Pharmaceuticals 3.06%
Abbott Laboratories	10,700	567
Amylin Pharmaceuticals, Inc.*	5,100	130
Bristol-Myers Squibb Co.	8,100	166
Eli Lilly & Co.	8,700	402
ImClone Systems Inc.*	6,978	282
Johnson & Johnson	7,160	461
Merck & Co., Inc.	15,600	588
Pfizer Inc.	21,249	371
Schering-Plough Corp.	18,700	368
		3,335
Regional Banks 0.70%
PNC Financial Services Group, Inc. (The)	11,400	651
SunTrust Banks, Inc.	3,100	112
		763
Restaurants 0.05%
Darden Restaurants Inc.	1,700	54
Semiconductor & Semiconductor Equipment 0.85%
Intel Corp.	33,488	719
NVIDIA Corp.*	500	10
Texas Instruments Inc.	7,061	199
		928
Soft Drinks 1.26%
Coca-Cola Co. (The)	14,200	738
PepsiCo, Inc.	9,939	632
		1,370

Investments	Shares	U.S. $ Value (000)
Specialty Stores 0.06%
GameStop Corp.*	600	$24
Tiffany & Co.	1,100	45
		69
Systems Software 1.60%
Adobe Systems Inc.*	8,033	317
Microsoft Corp.	31,670	871
Oracle Corp.*	26,626	559
		1,747
Thrifts & Mortgages Finance 0.30%
Fannie Mae	17,000	332
Tobacco 0.41%
Philip Morris International Inc.	9,000	444
Total United States		49,720
Total Common Stocks (cost $105,036,196)		103,564
PREFERRED STOCKS 1.03%
Brazil 0.44%
Electric Utilities 0.44%
Companhia de Transmissao de Energia Electrica Paulista	14,400	475
Russia 0.59%
Banks 0.59%
Sberbank	326,700	647
Total Preferred Stocks (cost $1,166,569)		1,122
Total Long-Term Investments (cost $106,202,765)		104,686

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund) June 30, 2008

Investments	Principal Amount (000)	U.S. $ Value (000)
SHORT-TERM INVESTMENT 3.60%
Repurchase Agreement
Repurchase Agreement dated 6/30/2008, 1.68% due 7/1/2008 with State Street Bank & Trust Co. collateralized by $3,990,000 of Federal National Mortgage Assoc. at 3.375% due 12/15/2008; value $4,004,963; proceeds: $3,925,730 (cost $3,925,547)	$3,926	$3,926
Total Investments in Securities 99.71% (cost $110,128,312)		108,612
Foreign Cash and Other Assets in Excess of Liabilities 0.29%		316
Net Assets 100.00%		$108,928

  ADR  American Depositary Receipt.

  GDR  Global Depositary Receipt.

  REIT  Real Estate Investment Trust.

  Unit  More than one class of securities traded together.

  *  Non income-producing security.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

DEVELOPING LOCAL MARKETS FUND June 30, 2008

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
ASSET-BACKED SECURITIES 34.08%
Automobile 11.23%
BMW Vehicle Owner Trust 2005-A A4	4.28%	2/25/2010	0.44	$813	$815,354
Capital Auto Receivables Asset Trust 2006-1 A3	5.03%	10/15/2009	0.15	119	119,449
Capital Auto Receivables Asset Trust 2006-1 A4	5.04%	5/17/2010	0.55	830	838,059
Capital One Prime Auto Receivables Trust 2006-1 A3	4.99%	9/15/2010	0.38	734	739,712
Carmax Auto Owner Trust 2006-2 A3	5.15%	2/15/2011	0.58	1,244	1,257,665
Daimler Chrysler Auto Trust 2005-B A4	4.20%	7/8/2010	0.45	828	830,813
Daimler Chrysler Auto Trust 2006-B A3	5.33%	8/8/2010	0.43	269	271,054
Ford Credit Auto Owner Trust 2005-A A4	3.72%	10/15/2009	0.20	718	718,919
Ford Credit Auto Owner Trust 2005-B A4	4.38%	1/15/2010	0.29	410	410,313
Ford Credit Auto Owner Trust 2005-B B	4.64%	4/15/2010	0.77	530	530,375
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	1.51	1,000	1,018,765
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%	6/15/2012	1.01	500	504,684
Harley-Davidson Motorcycle Trust 2006-3 A3	5.24%	1/15/2012	0.60	840	848,383
Harley-Davidson Motorcycle Trust 2007-1 A2	5.29%	1/18/2011	0.24	867	871,206
USAA Auto Owner Trust 2005-4 A3	4.83%	4/15/2010	0.17	213	213,345
USAA Auto Owner Trust 2006-1 A3	5.01%	9/15/2010	0.36	394	396,952
USAA Auto Owner Trust 2006-2 A3	5.32%	9/15/2010	0.30	166	166,580
USAA Auto Owner Trust 2006-4 A3	5.01%	6/15/2011	0.59	840	848,952
World Omni Auto Receivables Trust 2005-A A4	3.82%	11/14/2011	0.69	741	743,422
Total					12,144,002
Credit Cards 13.07%
American Express Credit Account Master Trust 2002-5 A	2.641%#	2/15/2012	0.03	1,000	997,820
American Express Credit Account Master Trust 2004-4 A	2.561%#	3/15/2012	0.03	760	757,331
BA Credit Card Trust 2006-A9 A9	2.481%#	2/15/2013	0.02	675	665,985
BA Credit Card Trust 2007-A13 A13	2.691%#	4/16/2012	0.03	956	952,832
BA Credit Card Trust 2008-A1 A1	3.051%#	4/15/2013	0.03	1,000	998,708
Bank One Issuance Trust 2004-A6 A6	3.94%	4/16/2012	1.07	1,000	1,005,123

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2008

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
Credit Cards (continued)
Capital One Multi-Asset Execution Trust 2005-A3 A3	4.05%	3/15/2013	1.76	$500	$496,641
Chase Credit Card Master Trust 2003-5 A	2.591%#	1/17/2011	0.03	1,000	999,756
Chase Issuance Trust 2005-A12 A	2.481%#	2/15/2011	0.03	1,000	998,566
Chase Issuance Trust 2005-A3 A	2.491%#	10/17/2011	0.03	600	598,772
Citibank Credit Card Issuance Trust 2006-A2 A2	4.85%	2/10/2011	0.58	1,130	1,140,806
Citibank Credit Card Issuance Trust 2007-A2 A2	2.668%#	5/21/2012	0.13	250	247,324
Discover Card Master Trust I 2006-2 A1	2.471%#	1/17/2012	0.03	900	891,470
First USA Credit Card Master Trust 1998-6 A	2.641%#	4/18/2011	0.04	1,600	1,599,981
MBNA Credit Card Master Note Trust 2001-A5 A5	2.681%#	3/15/2011	0.03	930	929,808
MBNA Credit Card Master Note Trust 2005-A7 A7	4.30%	2/15/2011	0.20	850	852,421
Total					14,133,344
Home Equity 9.78%
Bank One Issuance Trust 2003-A7 A7	3.35%	3/15/2011	0.03	1,401	1,401,333
Bank One Issuance Trust 2004-A1 A1	3.45%	10/17/2011	0.60	800	801,052
BMW Vehicle Owner Trust 2006-A A3	5.13%	9/27/2010	0.45	574	578,792
Capital One Multi-Asset Execution Trust 2003-A4 A4	3.65%	7/15/2011	0.20	1,570	1,572,299
Capital One Prime Auto Receivables Trust 2006-2 A3	4.98%	9/15/2010	0.38	825	829,906
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/17/2012	1.11	890	897,456
Citibank Credit Card Issuance Trust 2005-A10 A10	2.481%#	12/15/2010	0.03	1,000	998,601
Daimler Chrysler Auto Trust 2005-A A4	3.74%	2/8/2010	0.29	848	848,668
Discover Card Master Trust I 2003-4 A1	2.581%#	5/15/2011	0.03	975	972,528
MBNA Credit Card Master Note Trust 2003-A11 A11	3.65%	3/15/2011	0.28	200	200,354
MBNA Credit Card Master Note Trust 2003-A12 A12	2.581%#	5/16/2011	0.03	250	249,766
MBNA Credit Card Master Note Trust 2006-A1 A	4.90%	7/15/2011	0.60	965	974,915
USAA Auto Owner Trust 2006-3 A3	5.36%	2/15/2011	0.46	241	243,100
Total					10,568,770
Total Asset-Backed Securities (cost $36,719,069)					36,846,116

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2008

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
CORPORATE BONDS 6.92%
Auto Loans 0.02%
General Motors Acceptance Corp. LLC	6.75%	12/1/2014	4.61	$25	$16,530
Banking 0.72%
Citigroup, Inc.	7.25%	10/1/2010	2.03	275	286,025
Standard Bank plc (United Kingdom)(a)	Zero Coupon	7/17/2008		498	497,707
Total					783,732
Building Materials 0.23%
CRH America, Inc.	5.625%	9/30/2011	2.87	250	244,595
Chemicals 0.09%
Braskem Financial Ltd. (Cayman Islands)†(a)	7.25%	6/5/2018	6.94	100	99,500
Consumer/Commercial/Lease Financing 0.47%
General Electric Capital Corp.	5.25%	10/19/2012	3.77	500	505,355
Electronics 0.13%
Tyco Electronics Group SA (Luxembourg)(a)	6.00%	10/1/2012	3.65	140	141,491
Food: Wholesale 0.06%
Corn Products International, Inc.	8.45%	8/15/2009	1.03	65	67,365
Gas Distribution 0.66%
KeySpan Gas East Corp	7.875%	2/1/2010	1.44	300	315,496
Northern Natural Gas Co.†	6.75%	9/15/2008	0.20	400	402,123
Total					717,619
Health Services 0.55%
UnitedHealth Group Inc.	5.125%	11/15/2010	2.18	300	297,285
WellPoint, Inc.	5.00%	1/15/2011	2.29	300	296,656
Total					593,941
Investments & Miscellaneous Financial Services 1.13%
Bank of America Corp.	5.375%	8/15/2011	2.79	250	253,798
Fiserv, Inc.	6.125%	11/20/2012	3.77	300	301,802

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2008

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
Investments & Miscellaneous Financial Services (continued)
Goldman Sachs Group, Inc.	4.50%	6/15/2010	1.84	$350	$350,631
Xstrata Finance Ltd. (Canada)†(a)	5.50%	11/16/2011	3.01	320	316,778
Total					1,223,009
Media: Broadcast 0.12%
Cox Communications, Inc.	7.75%	11/1/2010	2.10	125	131,781
Media: Cable 0.26%
Comcast Corp.	5.85%	1/15/2010	1.42	275	279,315
Media: Diversified 0.09%
Grupo Televisa SA (Mexico)†(a)	6.00%	5/15/2018	7.27	100	97,754
Metals/Mining Excluding Steel 0.23%
BHP Billiton Ltd. (Australia)(a)	5.125%	3/29/2012	3.32	250	249,496
Railroads 0.24%
CSX Corp.	6.75%	3/15/2011	2.41	250	259,247
Steel Producers/Products 0.02%
Allegheny Technologies Inc.	8.375%	12/15/2011	2.97	25	26,490
Support: Services 0.06%
Corrections Corp. of America	7.50%	5/1/2011	0.79	60	60,600
Telecommunications: Integrated/Services 1.84%
AT&T, Inc.	5.30%	11/15/2010	2.17	275	281,390
British Telecommunications plc (United Kingdom)(a)	8.625%	12/15/2010	2.20	250	268,586
Deutsche Telekom International Finance B.V.(Netherlands)(a)	8.50%#	6/15/2010	1.79	275	291,050
France Telecom SA (France)(a)	7.75%	3/1/2011	2.34	275	291,412
SK Telecom Co. Ltd. (Korea)†(a)	4.25%	4/1/2011	2.53	500	485,664
Telecom Italia Capital SpA (Luxembourg)(a)	5.25%	11/15/2013	4.55	250	236,432
Telefonica Europe BV (Netherlands)(a)	7.75%	9/15/2010	1.98	125	131,811
Total					1,986,345
Total Corporate Bonds (cost $7,469,480)					7,484,165

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2008

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)		Value
FOREIGN BONDS(b) 5.51%
Hungary 0.96%
Hungary Government Bond	6.50%	8/12/2008	0.10	HUF	155,000	$1,033,575
Mexico 2.37%
Mexican Cetes	Zero Coupon	8/14/2008	11.84	MXN	2,670	2,565,752
Nigeria 0.66%
Nigeria Treasury Bond	12.50%	2/24/2009	0.60	NGN	81,000	719,832
Poland 1.52%
Poland Government Bond	Zero Coupon	12/12/2008	0.43	PLN	3,600	1,640,943
Total Foreign Bonds (cost $5,923,724)						5,960,102
GOVERNMENT SPONSORED ENTERPRISES BONDS 0.22%
Brazilian Government International Bond (Brazil)(a)	6.00%	1/17/2017	6.46		$100	102,200
Jamaica Government International Bond (Jamaica)(a)	8.00%	6/24/2019	6.57		120	109,800
Panama Government International Bond (Panama)(a)	7.25%	3/15/2015	5.22		30	32,400
Total Government Sponsored Enterprises Bonds (cost $254,608)						244,400
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.90%
Federal Home Loan Mortgage Corp.	7.00%	2/1/2032	3.95		55	58,140
Federal Home Loan Mortgage Corp.(c)	5.718%#	11/1/2037	2.38		877	886,604
Federal National Mortgage Assoc.	5.927%#	5/1/2036	1.75		228	232,739
Federal National Mortgage Assoc.	5.485%#	4/1/2036	1.56		252	256,764
Federal National Mortgage Assoc.	5.52%#	4/1/2036	1.64		127	129,002
Federal National Mortgage Assoc.	5.661%#	8/1/2036	2.02		476	486,952
Total Government Sponsored Enterprises Pass-Throughs (cost $2,046,938)						2,050,201
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 47.23%
Banc of America Commercial Mortgage Inc. 2003-1 A1	3.878%	9/11/2036	1.66		385	377,492
Banc of America Commercial Mortgage Inc. 2004-2 A2	3.52%	11/10/2038	0.46		1,267	1,260,346
Banc of America Commercial Mortgage Inc. 2004-4 A3	4.128%	7/10/2042	0.96		1,700	1,690,890

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2008

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Inc. 2005-1 A3	4.877%	11/10/2042	1.45	$105	$104,877
Banc of America Commercial Mortgage Inc. 2006-2 A1	5.611%	5/10/2045	1.58	1,135	1,142,324
Banc of America Commercial Mortgage Inc. 2006-3 A1	5.685%	7/10/2044	1.34	144	145,428
Banc of America Commercial Mortgage Inc.2005-3 A2	4.501%	7/10/2043	1.71	1,772	1,754,024
Bear Stearns Commercial Mortgage 2002-T6 A1	5.92%	10/15/2036	1.08	576	583,164
Bear Stearns Commercial Mortgage 2004-PWR3 A1	4.361%	6/11/2041	0.81	1,243	1,240,248
Bear Stearns Commercial Mortgage 2004-PWR6 A2	4.133%	11/11/2041	0.97	1,475	1,467,108
Bear Stearns Commercial Mortgage 2004-T14 A2	4.17%	1/12/2041	0.50	568	566,515
Bear Stearns Commercial Mortgage 2005-PW10 A2	5.27%	12/11/2040	2.14	1,280	1,280,023
Bear Stearns Commercial Mortgage 2005-PWR7 A2	4.945%	2/11/2041	2.84	125	122,907
Bear Stearns Commercial Mortgage 2005-PWR8 A1	4.212%	6/11/2041	0.93	335	333,458
Bear Stearns Commercial Mortgage 2005-T20 A1	4.94%	10/12/2042	1.18	693	694,064
Bear Stearns Commercial Mortgage 2005-T20 A2	5.127%#	10/12/2042	1.95	285	284,560
Bear Stearns Commercial Mortgage 2006-PW11 A1	5.266%	3/11/2039	1.72	755	754,547
Bear Stearns Commercial Mortgage 2006-PW12 A1	5.546%#	9/11/2038	1.50	1,215	1,221,801
Bear Stearns Commercial Mortgage 2006-T22 A1	5.415%#	4/12/2038	1.38	623	625,323
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	1.51	1,240	1,232,211
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.575%#	1/15/2046	4.16	920	891,123
Commercial Mortgage Pass-Through Certificates 2005-C6 A1	4.735%	6/10/2044	0.81	720	720,693
Credit Suisse Mortgage Capital Certificates 2006-C3 A1	4.991%	6/15/2038	1.57	108	107,448

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2008

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CS First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	0.84	$383	$379,979
CS First Boston Mortgage Securities Corp. 2004-C3 A2	3.913%	7/15/2036	0.46	573	571,125
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	1.21	1,375	1,364,465
CS First Boston Mortgage Securities Corp. 2005-C1 A2	4.609%	2/15/2038	1.49	500	497,107
CS First Boston Mortgage Securities Corp. 2005-C2 A2	4.577%	4/15/2037	1.67	1,122	1,112,544
CS First Boston Mortgage Securities Corp. 2005-C6 A1	4.938%	12/15/2040	1.03	746	747,484
GE Capital Commercial Mortgage Corp. 2004-C1 A2	3.915%	11/10/2038	1.19	25	24,736
GE Capital Commercial Mortgage Corp. 2004-C2 A2	4.119%	3/10/2040	1.35	400	395,939
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	0.92	600	598,894
GE Capital Commercial Mortgage Corp. 2005-C4 A1	5.082%	11/10/2045	1.36	638	639,766
GMAC Commercial Mortgage Securities Inc 2006-C1 A1	4.975%	11/10/2045	1.31	250	249,589
GMAC Commercial Mortgage Securities Inc. 2003-C1 A1	3.337%	5/10/2036	2.20	827	793,368
GMAC Commercial Mortgage Securities Inc. 2003-C2 A1	4.576%	5/10/2040	2.83	508	495,628
Greenwich Capital Commercial Funding Corp. 2003-C2 A2	4.022%	1/5/2036	0.73	865	861,292
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	1.99	210	209,703
Greenwich Capital Commercial Funding Corp. 2007-GG9 A1	5.233%	3/10/2039	1.93	435	431,789
GS Mortgage Securities Corp. II 2004-C1 A1	3.659%	10/10/2028	0.38	132	131,753
GS Mortgage Securities Corp. II 2004-GG2 A2	4.293%	8/10/2038	0.51	139	138,439
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%#	4/10/2038	2.23	200	199,930
JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C3 A1	3.765%	1/15/2042	0.64	654	650,434

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2008

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C3 A2	4.223%	1/15/2042	1.38	$265	$262,550
JP Morgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	2.37	929	909,869
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A1	4.116%	3/15/2046	0.42	501	499,593
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%	7/15/2042	1.73	1,000	990,688
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A2	4.851%	8/15/2042	1.89	395	392,433
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A1	5.035%	12/15/2044	0.74	379	379,603
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP6 ASB	5.49%#	4/15/2043	4.08	990	961,845
LB-UBS Commercial Mortgage Trust 2002-C2 A2	4.904%	6/15/2026	0.42	446	446,612
LB-UBS Commercial Mortgage Trust 2003-C7 A2	4.064%#	9/15/2027	1.18	284	281,520
LB-UBS Commercial Mortgage Trust 2003-C8 A1	3.636%	11/15/2027	0.05	478	477,789
LB-UBS Commercial Mortgage Trust 2003-C8 A2	4.207%	11/15/2027	0.51	1,055	1,053,419
LB-UBS Commercial Mortgage Trust 2004-C1 A1	2.964%	1/15/2029	0.15	181	180,593
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%	3/15/2029	0.55	400	397,154
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	0.98	1,000	995,225
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	1.21	915	906,698
LB-UBS Commercial Mortgage Trust 2006-C7 A1	5.279%	11/15/2038	1.88	223	222,549
Merrill Lynch Mortgage Trust 2005-CKII A1	5.077%	11/12/2037	1.04	702	703,895
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%#	1/12/2044	3.54	70	68,646
Merrill Lynch Mortgage Trust 2005-MKB2 A1	4.446%	9/12/2042	0.53	34	34,302
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%#	5/12/2039	1.31	1,286	1,292,842

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2008

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust 2006-C1 A2	5.613%#	5/12/2039	2.46	$1,380	$1,381,796
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%#	2/12/2039	2.32	875	872,089
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A1	5.549%	6/12/2050	1.94	1,400	1,396,670
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	1.29	924	914,691
Morgan Stanley Capital I 2004-T15 A2	4.69%	6/13/2041	1.36	600	598,305
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	1.87	128	128,661
Morgan Stanley Capital I 2007-IQ14 A1	5.38%	4/15/2049	2.37	1,061	1,048,834
Option One Mortgage Loan Trust 2007-D2 IIA1	5.90%	3/25/2037	1.20	209	207,228
Wachovia Bank Commercial Mortgage Trust 2003-C8 A1	3.444%	11/15/2035	0.17	1,603	1,598,670
Wachovia Bank Commercial Mortgage Trust 2004-C14 A2	4.368%	8/15/2041	1.29	1,500	1,490,147
Wachovia Bank Commercial Mortgage Trust 2004-C15 A2	4.039%	10/15/2041	1.29	465	459,976
Wachovia Bank Commercial Mortgage Trust 2004-C16 A2	4.38%	10/15/2041	1.25	245	243,449
Wachovia Bank Commercial Mortgage Trust 2006-C23 A2	5.416%	1/15/2045	2.28	170	169,302
Total Non-Agency Commercial Mortgage-Backed Securities (cost $50,683,524)					51,062,181
Total Long-Term Investments (cost $103,097,348)					103,647,165
SHORT-TERM INVESTMENTS 1.67%
Government Sponsored Enterprises Securities 1.58%
Federal Home Loan Bank Discount Notes	2.00%	7/1/2008		1,709	1,709,000
Repurchase Agreement 0.09%
Repurchase Agreement dated 6/30/2008, 1.68% due 7/1/2008 with State Street Bank & Trust Co. collateralized by $105,000 of Federal Home Loan Mortgage Corp. at 3.65% due 6/18/2010; value: $105,263; proceeds: $100,426				100	100,422
Total Short-Term Investments (cost $1,809,422)					1,809,422
Total Investments in Securities 97.53% (cost $104,906,765)					105,456,587
Foreign Cash and Other Assets in Excess of Liabilities(d) 2.47%					2,665,374
Net Assets 100.00%					$108,121,961

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2008

  #  Variable rate security. The interest rate represents the rate at June 30, 2008.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Investment in non-U.S. dollar denominated securities.

  (c)  Security pledged as collateral for open futures contracts as of June 30, 2008.

  (d)  Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on futures contracts and forward currency exchange contracts, as follows:

Open Futures Contracts Open as of June 30, 2008:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	September 2008	15,000	Short	$(15,840,234)	$(51,448)
U.S. 5-Year Treasury Note	September 2008	16,400	Short	(18,130,969)	(118,411)
Totals				$(33,971,203)	$(169,859)

Forward Foreign Currency Contracts Open as of June 30, 2008:

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso	Buy	8/1/2008	1,635,000	$521,285	$535,273	$13,987
Argentine Peso	Buy	9/2/2008	1,800,000	552,995	583,053	30,057
Brazilian Real	Sell	7/3/2008	5,100,000	3,161,245	3,178,909	(17,663)
Brazilian Real	Buy	7/3/2008	5,100,000	2,991,306	3,178,909	187,603
Brazilian Real	Buy	8/1/2008	760,000	447,774	470,259	22,485
Brazilian Real	Sell	8/1/2008	760,000	458,494	470,259	(11,765)
Brazilian Real	Buy	9/2/2008	1,935,000	1,153,659	1,188,295	34,637
Brazilian Real	Buy	10/6/2008	2,600,000	1,545,779	1,582,314	36,535
Brazilian Real	Buy	11/5/2008	3,700,000	2,244,465	2,235,341	(9,123)
Chilean Peso	Buy	8/1/2008	599,450,000	1,281,553	1,140,373	(141,180)
Chilean Peso	Buy	9/2/2008	533,200,000	1,098,796	1,012,105	(86,691)
Chilean Peso	Buy	10/6/2008	483,000,000	997,048	914,716	(82,332)
Chinese Yuan Renminbi	Buy	7/3/2008	14,200,000	2,052,182	2,072,380	20,198
Chinese Yuan Renminbi	Sell	7/3/2008	14,200,000	2,069,247	2,072,380	(3,133)
Chinese Yuan Renminbi	Buy	11/5/2008	15,200,000	2,258,041	2,263,231	5,191
Colombian Peso	Buy	7/3/2008	785,000,000	444,256	409,899	(34,357)
Colombian Peso	Sell	7/3/2008	785,000,000	402,564	409,899	(7,335)
Colombian Peso	Buy	8/1/2008	1,050,775,000	593,426	544,266	(49,160)
Colombian Peso	Sell	8/1/2008	1,050,775,000	544,161	544,266	(105)
Colombian Peso	Buy	9/2/2008	416,700,000	247,521	213,988	(33,533)
Colombian Peso	Buy	11/5/2008	785,000,000	393,090	397,714	4,624
Czech Koruna	Buy	7/3/2008	41,700,000	2,597,897	2,748,478	150,581
Czech Koruna	Sell	7/3/2008	41,700,000	2,706,244	2,748,478	(42,234)

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2008

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Czech Koruna	Buy	8/1/2008	20,635,000	$1,302,140	$1,358,620	$56,480
Czech Koruna	Buy	10/6/2008	32,700,000	2,052,034	2,148,004	95,970
Czech Koruna	Sell	10/6/2008	7,500,000	475,044	492,661	(17,617)
Czech Koruna	Buy	11/5/2008	16,300,000	1,070,889	1,069,633	(1,256)
Hong Kong Dollar	Buy	7/3/2008	24,500,000	3,146,734	3,142,338	(4,396)
Hong Kong Dollar	Sell	7/3/2008	24,500,000	3,142,395	3,142,338	57
Hong Kong Dollar	Buy	8/1/2008	33,060,000	4,258,772	4,242,886	(15,886)
Hong Kong Dollar	Buy	10/6/2008	22,100,000	2,839,149	2,839,554	405
Hong Kong Dollar	Buy	11/5/2008	30,900,000	3,972,016	3,971,733	(283)
Hungarian Forint	Buy	7/3/2008	280,000,000	1,532,987	1,871,224	338,237
Hungarian Forint	Sell	7/3/2008	280,000,000	1,816,567	1,871,224	(54,656)
Hungarian Forint	Buy	8/1/2008	520,000,000	3,210,351	3,458,577	248,226
Hungarian Forint	Buy	11/5/2008	57,000,000	374,139	373,873	(265)
Indian Rupee	Buy	7/3/2008	33,400,000	810,272	775,835	(34,437)
Indian Rupee	Sell	7/3/2008	38,600,000	897,674	896,623	1,051
Indian Rupee	Buy	8/1/2008	91,000,000	2,162,919	2,101,895	(61,024)
Indian Rupee	Buy	9/2/2008	42,000,000	1,025,391	965,318	(60,073)
Indonesian Rupiah	Sell	7/3/2008	16,200,000,000	1,757,213	1,756,137	1,075
Indonesian Rupiah	Buy	7/3/2008	17,100,000,000	1,836,556	1,853,701	17,145
Indonesian Rupiah	Buy	8/1/2008	5,535,000,000	591,968	597,018	5,049
Indonesian Rupiah	Buy	10/6/2008	12,000,000,000	1,263,158	1,277,905	14,747
Indonesian Rupiah	Buy	11/5/2008	13,700,000,000	1,465,084	1,450,930	(14,154)
Israeli New Shekel	Sell	7/3/2008	6,555,000	1,950,220	1,957,878	(7,658)
Israeli New Shekel	Buy	7/3/2008	6,555,000	1,843,239	1,957,878	114,639
Israeli New Shekel	Buy	8/1/2008	9,600,000	2,800,015	2,863,167	63,152
Israeli New Shekel	Buy	11/5/2008	4,355,000	1,289,053	1,293,897	4,844
Malaysian Ringgit	Buy	8/1/2008	4,350,000	1,352,876	1,331,442	(21,433)
Malaysian Ringgit	Sell	9/2/2008	3,400,000	1,040,169	1,040,831	(662)
Malaysian Ringgit	Buy	9/2/2008	6,400,000	2,034,653	1,959,212	(75,441)
Malaysian Ringgit	Buy	10/6/2008	2,920,000	904,585	894,062	(10,522)
Mexican Peso	Sell	7/3/2008	30,100,000	2,889,316	2,917,314	(27,998)
Mexican Peso	Buy	7/3/2008	30,100,000	2,784,728	2,917,314	132,585
Mexican Peso	Buy	8/5/2008	34,225,000	3,191,273	3,301,069	109,795
Mexican Peso	Buy	9/9/2008	36,000,000	3,391,772	3,455,503	63,731
Mexican Peso	Buy	11/5/2008	17,500,000	1,667,715	1,666,570	(1,145)
New Romanian Leu	Buy	8/1/2008	1,070,000	445,786	458,876	13,090
New Romanian Leu	Buy	9/2/2008	2,175,000	895,919	926,196	30,277
New Romanian Leu	Buy	10/6/2008	3,350,000	1,392,819	1,415,689	22,870
New Russian Ruble	Sell	7/3/2008	52,700,000	2,250,213	2,246,773	3,440
New Russian Ruble	Buy	7/3/2008	52,700,000	2,210,848	2,246,773	35,926
New Russian Ruble	Buy	8/1/2008	35,200,000	1,481,855	1,499,918	18,062
New Russian Ruble	Buy	10/6/2008	39,800,000	1,671,040	1,691,552	20,511
New Russian Ruble	Buy	11/5/2008	55,200,000	2,346,141	2,342,565	(3,575)

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

DEVELOPING LOCAL MARKETS FUND June 30, 2008

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
New Turkish Lira	Sell	7/3/2008	4,390,000	$3,586,601	$3,583,097	$3,504
New Turkish Lira	Buy	7/3/2008	4,390,000	3,446,089	3,583,097	137,008
New Turkish Lira	Sell	8/1/2008	469,000	368,711	378,319	(9,608)
New Turkish Lira	Buy	8/1/2008	4,539,000	3,505,851	3,661,383	155,532
New Turkish Lira	Buy	9/2/2008	2,410,000	1,875,093	1,917,988	42,895
New Turkish Lira	Buy	11/5/2008	4,540,000	3,523,477	3,516,757	(6,720)
Peruvian Nuevo Sol	Sell	8/1/2008	340,000	122,523	114,733	7,789
Peruvian Nuevo Sol	Buy	8/1/2008	340,000	123,659	114,733	(8,926)
Peruvian Nuevo Sol	Sell	9/2/2008	340,000	698,847	654,381	44,466
Peruvian Nuevo Sol	Buy	9/2/2008	1,940,000	706,019	654,381	(51,638)
Philippine Peso	Sell	7/3/2008	30,100,000	689,983	670,308	19,675
Philippine Peso	Buy	7/3/2008	30,100,000	735,405	670,308	(65,097)
Philippine Peso	Buy	8/1/2008	62,700,000	1,408,605	1,393,351	(15,254)
Philippine Peso	Sell	9/2/2008	16,900,000	380,631	374,517	6,113
Philippine Peso	Buy	9/2/2008	51,500,000	1,171,588	1,141,280	(30,308)
Polish Zloty	Sell	7/3/2008	8,770,000	4,115,246	4,114,072	1,174
Polish Zloty	Buy	7/3/2008	8,770,000	3,837,268	4,114,072	276,803
Polish Zloty	Buy	8/1/2008	13,215,000	5,988,553	6,180,914	192,361
Polish Zloty	Buy	11/5/2008	6,910,000	3,205,875	3,204,501	(1,374)
Singapore Dollar	Sell	7/3/2008	4,337,790	3,188,145	3,188,716	(571)
Singapore Dollar	Buy	7/3/2008	4,337,790	3,133,159	3,188,716	55,556
Singapore Dollar	Buy	8/1/2008	2,290,000	1,684,905	1,685,694	788
Singapore Dollar	Buy	9/5/2008	8,080,000	5,939,767	5,956,981	17,214
Singapore Dollar	Buy	11/5/2008	5,000,000	3,695,218	3,695,925	707
Slovak Koruna	Buy	8/1/2008	2,323,000	112,330	120,900	8,570
Slovak Koruna	Buy	9/2/2008	27,050,000	1,324,863	1,405,946	81,083
South African Rand	Sell	7/3/2008	6,600,000	845,287	842,194	3,093
South African Rand	Buy	7/3/2008	6,600,000	842,209	842,194	(15)
South African Rand	Buy	8/1/2008	11,975,000	1,475,532	1,515,636	40,104
South African Rand	Buy	10/6/2008	12,525,000	1,572,031	1,558,422	(13,609)
South African Rand	Buy	11/5/2008	13,600,000	1,685,463	1,678,625	(6,838)
Taiwan Dollar	Buy	10/6/2008	16,000,000	532,623	531,762	(861)
Thai Baht	Buy	11/5/2008	73,000,000	2,175,857	2,178,131	2,274
Total Unrealized Appreciation on Forward Foreign Currency Contracts						$1,872,060

See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Assets and Liabilities (unaudited)

June 30, 2008

	Global Allocation Fund*	Developing Local Markets Fund
ASSETS:
Investments in securities, at cost	$110,128,312	$104,906,765
Investments in securities, at value	$108,611,725	$105,456,587
Foreign cash, at value (cost $413,664 and $116,855, respectively)	435,509	117,629
Deposits with brokers for futures contracts	–	231,500
Receivables:
Interest and dividends	222,551	504,756
Investment securities sold	1,834,431	–
Paydown recievable	–	60,757
Capital shares sold	108,911	2,220,125
From advisor (See Note 3)	12,088	5
Unrealized appreciation on forward foreign currency contracts	–	3,013,971
Prepaid expenses and other assets	46,595	55,247
Total assets	111,271,810	111,660,577
LIABILITIES:
Payables:
Investment securities purchased	1,933,862	1,431,358
Capital shares reacquired	164,924	135,124
Management fees	68,283	40,094
12b-1 distribution fees	50,571	44,840
Fund administration	3,657	3,215
Directors' fees	28,788	44,080
Variation margin on future contracts	–	256,598
Payable for open forward currency contracts	–	1,141,911
Distributions payable	284	236,480
Accrued expenses and other liabilities	93,163	204,916
Total liabilities	2,343,532	3,538,616
NET ASSETS	$108,928,278	$108,121,961
COMPOSITION OF NET ASSETS:
Paid-in capital	$109,597,898	$109,668,298
Undistributed net investment income	592,244	1,567,489
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency related transactions	233,295	(5,380,257)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(1,495,159)	2,266,431
Net Assets	$108,928,278	$108,121,961

*  Formerly, Global Equity Fund

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

June 30, 2008

	Global Allocation Fund*	Developing Local Markets Fund
Net assets by class:
Class A Shares	$82,469,994	$78,333,241
Class B Shares	$11,014,202	$4,674,488
Class C Shares	$14,721,691	$14,223,395
Class F Shares	$13,222	$615,747
Class I Shares	$689,404	$10,242,142
Class P Shares	–	$10,755
Class R2 Shares	$9,882	$11,093
Class R3 Shares	$9,882	$11,100
Outstanding shares by class:
Class A Shares (430 million and 415 million shares of common stock authorized, $.001 par value)	7,181,656	10,999,666
Class B Shares (15 million and 30 million shares of common stock authorized, $.001 par value)	1,034,058	655,171
Class C Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	1,379,164	1,991,150
Class F Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	1,152	86,611
Class I Shares (15 million and 15 million shares of common stock authorized, $.001 par value)	59,803	1,437,109
Class P Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	–	1,515
Class R2 Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	861	1,557
Class R3 Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	861	1,558
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$11.48	$7.12
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75% and 4.75%, respectively)	$12.18	$7.48
Class B Shares–Net asset value	$10.65	$7.13
Class C Shares–Net asset value	$10.67	$7.14
Class F Shares–Net asset value	$11.48	$7.11
Class I Shares–Net asset value	$11.53	$7.13
Class P Shares–Net asset value	–	$7.10
Class R2 Shares–Net asset value	$11.48	$7.12
Class R3 Shares–Net asset value	$11.48	$7.12

*  Formerly, Global Equity Fund

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2008

	Global Allocation Fund*	Developing Local Markets
Investment income:
Dividends (net of foreign withholding taxes of $104,089 and $0, respectively)	$1,599,404	$–
Interest	46,838	1,659,530
Total investment income	1,646,242	1,659,530
Expenses:
Management fees	431,152	175,995
12b-1 distribution plan–Class A	152,768	95,495
12b-1 distribution plan–Class B	58,704	18,791
12b-1 distribution plan–Class C	75,973	41,336
12b-1 distribution plan–Class F	5	29
12b-1 distribution plan–Class P	–	23
12b-1 distribution plan–Class R2	1	32
12b-1 distribution plan–Class R3	1	26
Shareholder servicing	186,189	49,304
Professional	30,497	29,062
Reports to shareholders	26,313	20,239
Fund administration	22,995	14,080
Custody	43,593	11,134
Directors' fees	1,443	737
Registration	39,766	51,057
Other	3,906	–
Gross expenses	1,073,306	507,340
Expense reductions (See Note 7)	(946)	(1,946)
Expenses assumed by advisor (See Note 7)	(66,322)	(37,510)
Net expenses	1,006,038	467,884
Net investment income	640,204	1,191,646
Net realized and unrealized gain (loss):
Net realized gain on investments and foreign currency related transactions (net of foreign capital gains tax)	429,405	3,294,580
Net change in unrealized appreciation on investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	(15,115,803)	730,371
Net realized and unrealized gain (loss)	(14,686,398)	4,024,951
Net Increase (Decrease) in Net Assets Resulting From Operations	$(14,046,194)	$5,216,597

*  Formerly, Global Equity Fund

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Global Allocation Fund*
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
Operations:
Net investment income	$640,204	$353,275
Net realized gain (loss) on investments and foreign currency related transactions	429,405	12,750,606
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(15,115,803)	(350,004)
Net increase in net assets resulting from operations	(14,046,194)	12,753,877
Net investment income
Class A	–	(188,552)
Class B	–	–
Class C	–	–
Class F	–	(47)
Class I	–	(4,225)
Net realized gain
Class A	(1,330,734)	(9,949,992)
Class B	(190,934)	(1,436,997)
Class C	(255,528)	(1,803,400)
Class F	(212)	(868)
Class I	(11,072)	(81,544)
Class R2	(159)	–
Class R3	(159)	–
Total distributions to shareholders	(1,788,798)	(13,465,625)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	11,608,509	26,278,759
Reinvestment of distributions	1,711,657	12,889,477
Cost of shares reacquired	(12,449,407)	(22,396,093)
Net increase (decrease) in net assets resulting from capital share transactions	870,759	16,772,143
Net increase (decrease) in net assets	(14,964,233)	16,060,395
NET ASSETS:
Beginning of period	$123,892,511	$107,832,116
End of period	$108,928,278	$123,892,511
Undistributed (distributions in excess of) net investment income	$592,244	$(47,960)

*  Formerly, Global Equity Fund

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Developing Local Markets Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2008 (unaudited)	For the Year Ended December 31, 2007
Operations:
Net investment income	$1,191,646	$1,849,190
Net realized gain on investments, futures contracts and foreign currency related transactions	3,294,580	2,395,847
Net change in unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	730,371	(49,255)
Net increase in net assets resulting from operations	5,216,597	4,195,782
Distributions to shareholders from:
Net investment income
Class A	(903,195)	(4,222,377)
Class B	(50,337)	(292,105)
Class C	(109,890)	(517,997)
Class F	(1,104)	(630)
Class I	(69,664)	(88,523)
Class P	(162)	(799)
Class R2	(163)	(618)
Class R3	(170)	(621)
Total distributions to shareholders	(1,134,685)	(5,123,670)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	56,737,607	9,551,552
Reinvestment of distributions	890,198	4,343,294
Cost of shares reacquired	(7,920,022)	(20,867,881)
Net increase/(decrease) in net assets resulting from capital share transactions	49,707,783	(6,973,035)
Net increase (decrease) in net assets	53,789,695	(7,900,923)
NET ASSETS:
Beginning of period	$54,332,266	$62,233,189
End of period	$108,121,961	$54,332,266
Undistributed net investment income	$1,567,489	$1,510,528

See Notes to Financial Statements.

Financial Highlights

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund)

	Class A Shares
	Six Months Ended 6/30/2008		Year Ended 12/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$13.15		$13.17	$12.23	$11.75	$10.51	$8.33
Investment operations:
Net investment income (loss)(a)	.08		.06	.05	.05	(.01)	.04
Net realized and unrealized gain	(1.56)		1.48	2.13	.91	1.27	2.16
Total income from operations	(1.48)		1.54	2.18	.96	1.26	2.20
Distributions to shareholders from:
Net investment income	–		(.03)	(.04)	(.05)	(.02)	(.02)
Net realized gains	(.19)		(1.53)	(1.20)	(.43)	–	–
Total distributions	(.19)		(1.56)	(1.24)	(.48)	(.02)	(.02)
Net asset value, end of period	$11.48		$13.15	$13.17	$12.23	$11.75	$10.51
Total Return(b)	(11.27	)%(c)	11.82%	18.12%	8.21%	11.99%	26.38%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.80	%(c)	1.60%	1.60%	1.60%	2.05%	1.95%
Expenses, including expense reductions and expenses assumed	.80	%(c)	1.60%	1.60%	1.60%	2.05%	1.95%
Expenses, excluding expense reductions and expenses assumed	.86	%(c)	1.71%	1.83%	1.94%	2.05%	1.95%
Net investment income	.63	%(c)	.45%	.36%	.43%	(.11)%	.45%
Supplemental Data:
Net assets, end of period (000's)	$82,470		$94,321	$83,067	$67,807	$59,915	$52,828
Portfolio turnover rate	34.27	%(c)	87.01%	95.23%	97.65%	170.93%	56.26%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund)

	Class B Shares
	Six Months Ended 6/30/2008		Year Ended 12/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$12.25		$12.42	$11.65	$11.24	$10.10	$8.04
Investment operations:
Net investment income (loss)(a)	.04		(.03)	(.04)	(.02)	(.08)	(.02)
Net realized and unrealized gain	(1.45)		1.39	2.02	.86	1.22	2.08
Total from investment operations	(1.41)		1.36	1.98	.84	1.14	2.06
Distributions to shareholders from:
From net investment income	–		–	(.01)	–	–	–
Net realized gains	(.19)		(1.53)	(1.20)	(.43)	–	–
Total distributions	(.19)		(1.53)	(1.21)	(.43)	–	–
Net asset value, end of period	$10.65		$12.25	$12.42	$11.65	$11.24	$10.10
Total Return(b)	(11.52	)%(c)	11.08%	17.28%	7.52%	11.29%	25.62%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.12	%(c)	2.25%	2.25%	2.25%	2.69%	2.61%
Expenses, including expense reductions and expenses assumed	1.12	%(c)	2.25%	2.25%	2.25%	2.69%	2.61%
Expenses, excluding expense reductions and expenses assumed	1.18	%(c)	2.36%	2.48%	2.58%	2.69%	2.61%
Net investment income (loss)	.30	%(c)	(.20)%	(.29)%	(.22)%	(.75)%	(.21)%
Supplemental Data:
Net assets, end of period (000's)	$11,014		$12,653	$11,502	$9,064	$7,818	$6,033
Portfolio turnover rate	34.27	%(c)	87.01%	95.23%	97.65%	170.93%	56.26%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund)

	Class C Shares
	Six Months Ended 6/30/2008		Year Ended 12/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$12.28		$12.44	$11.67	$11.25	$10.11	$8.06
Investment from operations:
Net investment income (loss)(a)	.04		(.03)	(.04)	(.02)	(.08)	(.02)
Net realized and unrealized gain	(1.46)		1.40	2.02	.87	1.22	2.07
Total from investment operations	(1.42)		1.37	1.98	.85	1.14	2.05
Distributions to shareholders from:
From net investment income	–		–	(.01)	–	–	–
Net realized gains	(.19)		(1.53)	(1.20)	(.43)	–	–
Total distributions	(.19)		(1.53)	(1.21)	(.43)	–	–
Net asset value, end of period	$10.67		$12.28	$12.44	$11.67	$11.25	$10.11
Total Return(b)	(11.58	)%(c)	11.14%	17.25%	7.61%	11.28%	25.59%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	1.12	%(c)	2.25%	2.25%	2.25%	2.69%	2.61%
Expenses, including expense reductions and expenses assumed	1.12	%(c)	2.25%	2.25%	2.25%	2.69%	2.61%
Expenses, excluding expense reductions and expenses assumed	1.18	%(c)	2.36%	2.48%	2.58%	2.69%	2.61%
Net investment income (loss)	.31	%(c)	(.20)%	(.30)%	(.22)%	(.75)%	(.29)%
Supplemental Data:
Net assets, end of period (000's)	$14,722		$16,104	$12,681	$8,991	$7,158	$4,111
Portfolio turnover rate	34.27	%(c)	87.01%	95.23%	97.65%	170.93%	56.26%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund)

	Class F Shares
	Six Months Ended 6/30/2008 (unaudited)		9/28/2007(a) to 12/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$13.12		$14.71
Investment operations:
Net investment income(b)	.09		.01
Net realized and unrealized loss	(1.54)		(.26)
Total loss from operations	(1.45)		(.25)
Distributions to shareholders from:
From net investment income	–		(.07)
Net realized gains	(.19)		(1.27)
Total distributions	(.19)		(1.34)
Net asset value, end of period	$11.48		$13.12
Total Return(c)	(11.06	)%(d)	(1.67	)%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.66	%(d)	.30	%(d)
Expenses, including expense reductions and expenses assumed	.66	%(d)	.30	%(d)
Expenses, excluding expense reductions and expenses assumed	.72	%(d)	.39	%(d)
Net investment income	.76	%(d)	.04	%(d)
Supplemental Data:
Net assets, end of period (000's)	$13		$10
Portfolio turnover rate	34.27	%(d)	87.01	%(d)

(a) Commencement of investment operations was September 28, 2007, SEC effective date was September 14, 2007, and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund)

	Class I Shares
	Six Months Ended 6/30/2008		Year Ended 12/31			10/19/2004(a) to
	(unaudited)		2007	2006	2005	12/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$13.18		$13.19	$12.25	$11.76	$10.54
Investment from operations:
Net investment income(b)	.10		.11	.09	.09	–	(d)
Net realized and unrealized gain	(1.56)		1.49	2.14	(.92)	1.22
Total from investment operations	(1.46)		1.60	2.23	1.01	1.22
Distributions to shareholders from:
From net investment income	–		(.08)	(.09)	(.09)	–
Net realized gains	(.19)		(1.53)	(1.20)	(.43)	–
Total distributions	(.19)		(1.61)	(1.29)	(.52)	–
Net asset value, end of period	$11.53		$13.18	$13.19	$12.25	$11.76
Total Return(c)	(11.09	)%(e)	12.25%	18.46%	8.64%	11.57	%(e)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.62	%(e)	1.25%	1.25%	1.25%	.33	%(e)
Expenses, including expense reductions and expenses assumed	.62	%(e)	1.25%	1.25%	1.25%	.33	%(e)
Expenses, excluding expense reductions and expenses assumed	.68	%(e)	1.36%	1.48%	1.58%	.33	%(e)
Net investment income	.80	%(e)	.78%	.70%	.77%	.02	%(e)
Supplemental Data:
Net assets, end of period (000's)	$689		$804	$582	$478	$460
Portfolio turnover rate	34.27	%(e)	87.01%	95.23%	97.65%	170.93	%(e)

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Amount is less than $.01.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund)

	Class R2 Shares
	6/24/2008(a) to 6/30/2008 (unaudited)
Per Share Operating Performance
Net asset value — beginning of period	$11.83
Investment operations:
Net investment income(b)	–	(c)
Net realized and unrealized gain	(.16)
Total from investment operations	(.16)
Distributions to shareholders from:
Net realized gains	(.19)
Net asset value, end of period	$11.48
Total Return(d)	(1.37	)%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.03	%(e)
Expenses, including expense reductions and expenses assumed	.03	%(e)
Expenses, excluding expense reductions and expenses assumed	.03	%(e)
Net investment income	.01	%(e)
Supplemental Data:
Net assets, end of period (000's)	$10
Portfolio turnover rate	34.27	%(e)

(a) Commencement of investment operations was June 24, 2008, SEC effective date was September 14, 2007, and date shares first became available to the public was July 1, 2008.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

GLOBAL ALLOCATION FUND (formerly, Global Equity Fund)

	Class R3 Shares
	6/24/2008(a) to 6/30/2008 (unaudited)
Per Share Operating Performance
Net asset value — beginning of period	$11.83
Investment operations:
Net investment income(b)	–	(c)
Net realized and unrealized gain	(.16)
Total from investment operations	(.16)
Distributions to shareholders from:
Net realized gains	(.19)
Net asset value, end of period	$11.48
Total Return(d)	(1.37	)%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.03	%(e)
Expenses, including expense reductions and expenses assumed	.03	%(e)
Expenses, excluding expense reductions and expenses assumed	.03	%(e)
Net investment income	.01	%(e)
Supplemental Data:
Net assets, end of period (000's)	$10
Portfolio turnover rate	34.27	%(e)

(a) Commencement of investment operations was June 24, 2008, SEC effective date was September 14, 2007, and date shares first became available to the public was July 1, 2008.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights

DEVELOPING LOCAL MARKETS FUND

	Class A Shares
	Six Months Ended 6/30/2008		Year Ended 12/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$6.73		$6.84	$6.80	$7.66	$7.43	$6.91
Investment operations:
Net investment income(a)	.12		.22	.18	.17	.17	.18
Net realized and unrealized gain (loss)	.39		.31	.17	(.59)	.43	.68
Total from investment operations	.51		.53	.35	(.42)	.60	.86
Distributions to shareholders from:
Net investment income	(.12)		(.64)	(.31)	(.44)	(.37)	(.34)
Net asset value, end of period	$7.12		$6.73	$6.84	$6.80	$7.66	$7.43
Total Return(b)	7.55	%(c)	7.98%	5.22%	(5.61)%	8.40%	12.79%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.61	%(c)	1.14%	1.30%	1.30%	1.40%	1.35%
Expenses, including expense reductions and expenses assumed	.61	%(c)	1.14%	1.30%	1.30%	1.40%	1.35%
Expenses, excluding expense reductions and expenses assumed	.67	%(c)	1.83%	1.43%	1.38%	1.40%	1.35%
Net investment income	1.72	%(c)	3.25%	2.70%	2.36%	2.33%	2.43%
Supplemental Data:
Net assets, end of period (000's)	$78,333		$44,148	$50,398	$52,275	$55,821	$56,386
Portfolio turnover rate	37.81	%(c)	301.30%	271.35%	194.12%	260.11%	239.18%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class B Shares
	Six Months Ended 6/30/2008		Year Ended 12/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$6.74		$6.85	$6.80	$7.67	$7.45	$6.92
Investment operations:
Net investment income(a)	.10		.18	.14	.12	.12	.13
Net realized and unrealized gain	.38		.28	.17	(.60)	.43	.70
Total from investment operations	.48		.46	.31	(.48)	.55	.83
Distributions to shareholders from:
From net investment income	(.09)		(.57)	(.26)	(.39)	(.33)	(.30)
Net asset value, end of period	$7.13		$6.74	$6.85	$6.80	$7.67	$7.45
Total Return(b)	7.35	%(c)	7.26%	4.67%	(6.34)%	7.58%	12.22%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.93	%(c)	1.79%	1.95%	1.95%	2.04%	1.99%
Expenses, including expense reductions and expenses assumed	.93	%(c)	1.79%	1.95%	1.95%	2.04%	1.99%
Expenses, excluding expense reductions and expenses assumed	.99	%(c)	2.46%	2.08%	2.03%	2.04%	1.99%
Net investment income	1.41	%(c)	2.58%	2.05%	1.71%	1.69%	1.79%
Supplemental Data:
Net assets, end of period (000's)	$4,674		$3,303	$4,184	$4,636	$5,291	$3,719
Portfolio turnover rate	37.81	%(c)	301.30%	271.35%	194.12%	260.11%	239.18%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class C Shares
	Six Months Ended 6/30/2008		Year Ended 12/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$6.75		$6.86	$6.81	$7.67	$7.45	$6.92
Investment from operations:
Net investment income(a)	.10		.18	.14	.12	.12	.13
Net realized and unrealized gain	.38		.30	.17	(.59)	.43	.70
Total from investment operations	.48		.48	.31	(.47)	.55	.83
Distributions to shareholders from:
From net investment income	(.09)		(.59)	(.26)	(.39)	(.33)	(.30)
Net asset value, end of period	$7.14		$6.75	$6.86	$6.81	$7.67	$7.45
Total Return(b)	7.19	%(c)	7.27%	4.66%	(6.20)%	7.59%	12.29%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.93	%(c)	1.79%	1.95%	1.95%	2.04%	1.99%
Expenses, including expense reductions and expenses assumed	.93	%(c)	1.79%	1.95%	1.95%	2.04%	1.99%
Expenses, excluding expense reductions and expenses assumed	.98	%(c)	2.47%	2.08%	2.02%	2.04%	1.99%
Net investment income	1.39	%(c)	2.60%	2.05%	1.70%	1.69%	1.79%
Supplemental Data:
Net assets, end of period (000's)	$14,223		$5,952	$6,608	$7,004	$6,235	$5,212
Portfolio turnover rate	37.81	%(c)	301.30%	271.35%	194.12%	260.11%	239.18%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class F Shares
	Six Months Ended 6/30/2008 (unaudited)		9/28/2007(a) to 12/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$6.73		$6.92
Investment operations:
Net investment income(b)	.13		.07
Net realized and unrealized gain	.38		.17
Total from investment operations	.51		.24
Distributions to shareholders from:
From net investment income	(.13)		(.43)
Net asset value, end of period	$7.11		$6.73
Total Return(c)	7.58	%(d)	3.56	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.42	%(d)	.16	%(d)
Expenses, including expense reductions and expenses assumed	.42	%(d)	.16	%(d)
Expenses, excluding expense reductions and expenses assumed	.45	%(d)	.17	%(d)
Net investment income	1.88	%(d)	1.02	%(d)
Supplemental Data:
Net assets, end of period (000's)	$616		$10
Portfolio turnover rate	37.81	%(d)	301.30	%(d)

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class I Shares
	Six Months Ended 6/30/2008		Year Ended 12/31			10/19/2004(a) to
	(unaudited)		2007	2006	2005	12/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$6.73		$6.85	$6.80	$7.66	$7.38
Investment from operations:
Net investment income(b)	.14		.25	.21	.20	.04
Net realized and unrealized gain	.39		.29	.17	(.60)	.37
Total from investment operations	.53		.54	.38	(.40)	.41
Distributions to shareholders from:
From net investment income	(.13)		(.66)	(.33)	(.46)	(.13)
Net asset value, end of period	$7.13		$6.73	$6.85	$6.80	$7.66
Total Return(c)	7.89	%(d)	8.20%	5.75%	(5.28)%	5.79	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.43	%(d)	.77%	.95%	.95%	.21	%(d)
Expenses, including expense reductions and expenses assumed	.43	%(d)	.77%	.95%	.95%	.21	%(d)
Expenses, excluding expense reductions and expenses assumed	.45	%(d)	1.45%	1.08%	1.03%	.21	%(d)
Net investment income	1.93	%(d)	3.64%	3.03%	2.71%	.57	%(d)
Supplemental Data:
Net assets, end of period (000's)	$10,242		$888	$1041	$564	$577
Portfolio turnover rate	37.81	%(d)	301.30%	271.35%	194.12%	260.11	%(d)

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class P Shares
	Six Months Ended 6/30/2008		Year Ended 12/31
	(unaudited)		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$6.71		$6.82	$6.77	$7.59	$7.39	$6.87
Investment operations:
Net investment income(a)	.12		.22	.18	.16	.16	.17
Net realized and unrealized gain	.38		.30	.17	(.58)	.36	.69
Total income from operations	.50		.52	.35	(.42)	.52	.86
Distributions to shareholders from:
From net investment income	(.11)		(.63)	(.30)	(.40)	(.32)	(.34)
Net asset value, end of period	$7.10		$6.71	$6.82	$6.77	$7.59	$7.39
Total Return(b)	7.51	%(c)	7.96%	5.34%	(5.60)%	7.34%	12.78%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.65	%(c)	1.17%	1.22%	1.38%	1.49%	1.44%
Expenses, including expense reductions and expenses assumed	.65	%(c)	1.17%	1.22%	1.38%	1.49%	1.44%
Expenses, excluding expense reductions and expenses assumed	.72	%(c)	1.93%	1.50%	1.39%	1.49%	1.44%
Net investment income	1.71	%(c)	3.30%	2.60%	2.20%	2.24%	2.34%
Supplemental Data:
Net assets, end of period (000's)	$11		$9	$2	$2	$2	$1,904
Portfolio turnover rate	37.81	%(c)	301.30%	271.35%	194.12%	260.11%	239.18%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class R2 Shares
	Six Months Ended 6/30/2008 (unaudited)		9/28/2007(a) to 12/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$6.73		$6.92
Investment operations:
Net investment income(b)	.11		.06
Net realized and unrealized gain	.39		.17
Total from investment operations	.50		.23
Distributions to shareholders from:
From net investment income	(.11)		(.42)
Net asset value, end of period	$7.12		$6.73
Total Return(c)	7.42	%(d)	3.45	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.73	%(d)	.27	%(d)
Expenses, including expense reductions and expenses assumed	.73	%(d)	.27	%(d)
Expenses, excluding expense reductions and expenses assumed	.80	%(d)	.28	%(d)
Net investment income	1.62	%(d)	.92	%(d)
Supplemental Data:
Net assets, end of period (000's)	$11		$10
Portfolio turnover rate	37.81	%(d)	301.30	%(d)

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

DEVELOPING LOCAL MARKETS FUND

	Class R3 Shares
	Six Months Ended 6/30/2008 (unaudited)		9/28/2007(a) to 12/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$6.73		$6.92
Investment operations:
Net investment income(b)	.11		.07
Net realized and unrealized gain	.39		.17
Total from investment operations	.50		.24
Distributions to shareholders from:
From net investment income	(.11)		(.43)
Net asset value, end of period	$7.12		$6.73
Total Return(c)	7.48	%(d)	3.48	%(d)
Ratio to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed	.68	%(d)	.25	%(d)
Expenses, including expense reductions and expenses assumed	.68	%(d)	.25	%(d)
Expenses, excluding expense reductions and expenses assumed	.75	%(d)	.25	%(d)
Net investment income	1.68	%(d)	.95	%(d)
Supplemental Data:
Net assets, end of period (000's)	$11		$10
Portfolio turnover rate	37.81	%(d)	301.30	%(d)

(a) Commencement of investment operations was September 28, 2007; SEC effective date was September 14, 2007 and date shares first became available to the public was October 1, 2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios ("the Funds") and their respective classes: Lord Abbett Global Allocation Fund ("Global Allocation Fund"; formerly, "Equity Series" or "Global Equity Fund"), Class A, B, C, F, I, R2 and R3 shares; and Lord Abbett Developing Local Markets Fund ("Developing Local Markets Fund"), Class A, B, C, F, I, P, R2 and R3 shares. As of the date of this report, no Class P shares have been issued for Global Allocation Fund. Global Allocation Fund is diversified as defined under the Act and Developing Local Markets Fund is non-diversified. As of October 1, 2007, Developing Local Markets Fund Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund's Prospectus.

Prior to adopting its current investment objective on July 1, 2008, Global Allocation Fund's investment objective was long-term growth of capital and income consistent with reasonable risk. The production of current income was a secondary consideration. Effective July 1, 2008, Global Allocation Fund's investment objective is total return. Developing Local Markets Fund's investment objective is to seek high total return. Effective July 1, 2008, the Global Allocation Fund invests in other mutual funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC ("Lord Abbett"), as described in the current Prospectus.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or the next business day thereafter) following the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC ("NYSE"). The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most

Notes to Financial Statements (continued)

recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

  The Funds have adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 has not resulted in any changes in the Funds' net assets, results of operations and financial statement disclosures.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain on investments and foreign currency related transactions on each Fund's Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Notes to Financial Statements (continued)

(g)  Forward Foreign Currency Exchange Contracts–Each Fund may invest substantially in forward foreign currency contracts or other derivatives, such as options, futures contracts, and swap agreements. U.S. fixed income instruments are used to "cover" the Developing Local Markets Fund's net exposure under forward contracts and other instruments that provide investment exposure to the currencies of developing markets. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Forward contracts may also be structured for cash settlement rather than physical delivery. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund's Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments and foreign currency related transactions on the Statement of Operations.

(h)  Futures Contracts–Developing Local Markets Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called "initial margin." Subsequent payments called "variation margin" are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end.

(i)  When-Issued or Forward Transactions–Developing Local Markets Fund may purchase securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by a fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)  TBA Sale Commitments–Developing Local Markets Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities,

Notes to Financial Statements (continued)

according to the procedures described under "Investment Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k)  Mortgage Dollar Rolls–Developing Local Markets Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(m)  Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed-upon later date at an agreed-upon price. The interest payments associated with such transactions are included in interest expense in the Statement of Operations. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because each Fund maintains collateral equal to at least 100% of the market value of the securities sold. As of June 30, 2008, Developing Local Markets Fund did not have any open reverse repurchase agreements.

(n)  Short Sales–Developing Local Markets Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale. As of June 30, 2008, the Fund did not have any open short sales.

(o)  Fair Value Measurements–Each Fund adopted FASB Statement No. 157, Fair Value Measurements ("SFAS 157"), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique

Notes to Financial Statements (continued)

used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing each Fund's investments carried at value:

	Global Allocation Fund		Developing Local Markets Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$104,686,178	$-	$-	$1,702,201
Level 2 – Other Significant Observable Inputs	3,925,547	-	105,456,587	-
Total	$108,611,725	$-	$105,456,587	$1,702,201

*  Other Financial Instruments include futures and forward currency contracts.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fees are based on average daily net assets at the following annual rates:

Global Allocation Fund:
First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%
Developing Local Markets Fund:
First $1 billion	.50%
Over $1 billion	.45%

Notes to Financial Statements (continued)

For the year ended June 30, 2008, the fee paid to Lord Abbett was at the following annualized rates:

Management Fees
Global Allocation Fund	.75%
Developing Local Markets Fund	.50%

Effective July 1, 2008, the management fee for Global Allocation Fund is calculated on average daily net assets at the annual rate of .25%. Lord Abbett has contractually agreed to waive its fee for the period July 1, 2008 though April 30, 2009.

For the period January 1, 2008 through June 30, 2008, Lord Abbett contractually agreed to reimburse the Global Allocation Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.60%
B	2.25%
C	2.25%
F	1.35%
I	1.25%
P	1.70%
R2	1.85%
R3	1.75%

Effective July 1, 2008 through April 30, 2009, Lord Abbett has contractually agreed to reimburse the Global Allocation Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.35%
B	2.00%
C	2.00%
F	1.10%
I	1.00%
P	1.45%
R2	1.60%
R3	1.50%

For the period January 1, 2008 through April 30, 2009, Lord Abbett has contractually agreed to reimburse the Developing Local Markets Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.30%
B	1.95%
C	1.95%
F	1.05%
I	.95%
P	1.40%
R2	1.55%
R3	1.45%

Notes to Financial Statements (continued)

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets. Effective July 1, 2008, this fee will not be charged to the Global Allocation Fund.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P(1)	Class R2	Class R3
Service	.25%	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%

*  The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority Inc. ("FINRA") sales charge limitations.

(1) Developing Local Markets Fund only.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended June 30, 2008:

	Distributor Commissions	Dealers' Concessions
Global Allocation Fund	$20,256	$107,086
Developing Local Markets Fund	28,821	149,252

Distributor received the following amount of CDSCs for the year ended June 30, 2008:

	Class A	Class C
Global Allocation Fund	$271	$161
Developing Local Markets Fund	19	1,799

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Developing Local Markets Fund. Prior to June 30, 2008, dividends from net investment income, if any, were declared and paid semiannually for Global Allocation Fund. Effective July 1, 2008, dividends from net investment income, if any, are declared and paid quarterly for Global Allocation Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal

Notes to Financial Statements (continued)

tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2008 and fiscal year ended December 31, 2007 was as follows:

	Global Allocation Fund		Developing Local Markets Fund
	Six Months Ended 6/30/2008 (unaudited)	Year Ended 12/31/2007	Six Months Ended 6/30/2008 (unaudited)	Year Ended 12/31/2007
Distributions paid from:
Ordinary income	$660,488	$7,402,846	$1,134,685	$5,123,670
Net long-term capital gains	1,128,310	6,062,779	-	-
Total distributions paid	$1,788,798	$13,465,625	$1,134,685	$5,123,670

As of June 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

	Global Allocation Fund	Developing Local Markets Fund
Tax cost	$110,322,870	$104,923,399
Gross unrealized gain	9,668,077	793,407
Gross unrealized loss	(11,379,222)	(260,219)
Net unrealized security gain (loss)	$(1,711,145)	$533,188

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales and amortization.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended June 30, 2008 are as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Global Allocation Fund	$-	$38,337,982	$-	$39,091,429
Developing Local Markets Fund	1,417,176	68,676,013	1,805,072	24,123,490

*  Includes U.S. Government sponsored enterprises securities.

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested

Notes to Financial Statements (continued)

proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with the Funds' transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

Global Allocation Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of June 30, 2008, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year ended June 30, 2008.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index.

Illiquid securities may lower a Fund's returns since the Fund may be unable to sell these securities at its desired time or price.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of the Fund's holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

Prior to adopting its current investment strategy on July 1, 2008, the Global Allocation Fund was subject to the following general risks and considerations associated with equity investing. The

Notes to Financial Statements (continued)

value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Global Allocation Fund invests. Although certain companies in which the Global Allocation Fund may invest may exhibit earnings and revenue growth above the market trend, the stocks of these companies may be more volatile and may drop in value if earnings and revenue growth do not meet expectations. With respect to foreign currency transactions in which the Fund may engage, there is no guarantee that these transactions will be successful. They may lower the Fund's return or result in significant losses.

Effective July 1, 2008, Global Allocation Fund is subject to investment risks associated with its new investment strategies, which are described in the current prospectus.

The Developing Local Markets Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in the Developing Local Markets Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or "junk bonds") may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Developing Local Markets Fund, a risk that is greater with junk bonds.

Foreign currency exchange rates may fluctuate significantly over short periods of time. The Developing Local Markets Fund's use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund's returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Developing Local Markets Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

The Developing Local Markets Fund believes that its investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of the Fund's foreign currency gains as nonqualifying income.

These factors can affect each Fund's performance.

Notes to Financial Statements (continued)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

GLOBAL ALLOCATION FUND

	Six Months Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	643,278	$7,890,480	1,215,912	$17,010,004
Converted from Class B*	16,956	206,395	41,894	583,098
Reinvestment of distributions	112,018	1,284,031	737,648	9,775,524
Shares reacquired	(763,744)	(9,300,879)	(1,131,751)	(15,846,193)
Increase	8,508	$80,027	863,703	$11,522,433
Class B Shares
Shares sold	130,069	$1,483,947	235,633	$3,090,432
Reinvestment of distributions	17,115	181,943	109,940	1,359,027
Shares reacquired	(127,603)	(1,447,180)	(194,549)	(2,548,549)
Converted to Class A*	(18,233)	(206,395)	(44,611)	(583,098)
Increase	1,348	$12,315	106,413	$1,317,812
Class C Shares
Shares sold	188,997	$2,152,226	454,896	$5,944,096
Reinvestment of distributions	21,980	234,081	134,683	1,668,249
Shares reacquired	(143,490)	(1,618,775)	(297,396)	(3,924,128)
Increase	67,487	$767,532	292,183	$3,688,217
Class F Shares			Period Ended December 31, 2007†
Shares sold	382	$4,517	681.81	$10,029
Reinvestment of distributions	19	213	69.66	913
Increase	401	$4,730	751.47	$10,942
Class I Shares			Year Ended December 31, 2007
Shares sold	4,592	$57,309	15,746	$224,198
Reinvestment of distributions	963	11,071	6,473	85,764
Shares reacquired	(6,760)	(82,573)	(5,368)	(77,223)
Increase (decrease)	(1,205)	$(14,193)	16,851	$232,739
Class R2 Shares	Period Ended June 30, 2008††
Shares sold	847	$10,015
Reinvestment of distributions	14	159
Increase	861	$10,174
Class R3 Shares
Shares sold	847	$10,015
Reinvestment of distributions	14	159
Increase	861	$10,174

*  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

†  For the period September 28, 2007 (commencement of investment operations) to December 31, 2007.

††  For the period June 23, 2008 (commencement of investment operations) to June 30, 2008.

Notes to Financial Statements (continued)

DEVELOPING LOCAL MARKETS FUND

	Six Months Ended June 30, 2008 (unaudited)		Year Ended December 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,189,166	$36,170,435	1,022,043	$6,984,852
Converted from Class B*	16,228	111,494	48,852	331,700
Reinvestment of distributions	105,462	727,653	536,642	3,617,915
Shares reacquired	(870,287)	(6,024,034)	(2,411,351)	(16,429,458)
Increase (decrease)	4,440,569	$30,985,548	(803,814)	$(5,494,991)
Class B Shares
Shares sold	229,890	$1,597,920	97,913	$672,860
Reinvestment of distributions	5,821	40,200	34,457	232,444
Shares reacquired	(54,245)	(373,795)	(204,168)	(1,398,703)
Converted to Class A*	(16,204)	(111,494)	(48,780)	(331,700)
Increase (decrease)	165,262	$1,152,831	(120,578)	$(825,099)
Class C Shares
Shares sold	1,228,606	$8,618,629	238,003	$1,631,457
Reinvestment of distributions	11,023	76,306	59,659	402,838
Shares reacquired	(130,215)	(901,827)	(378,495)	(2,583,706)
Increase (decrease)	1,109,414	$7,793,108	(80,833)	$(549,411)
Class F Shares			Period Ended December 31, 2007†
Shares sold	85,027	$600,853	1,447	$10,014
Reinvestment of distributions	48	332	89	599
Shares reacquired	-	-	-	-
Increase	85,075	$601,185	1,536	$10,613
Class I Shares			Year Ended December 31, 2007
Shares sold	1,389,078	$9,748,789	32,388	$224,542
Reinvestment of distributions	6,477	45,368	13,079	88,309
Shares reacquired	(90,366)	(620,282)	(65,395)	(455,424)
Increase	1,305,189	$9,173,875	(19,928)	$(142,573)
Class P Shares
Shares sold	118	$981	1,147	$7,827
Reinvestment of distributions	-	-	1	6
Shares reacquired	(12)	(84)	(85)	(590)
Increase (decrease)	106	$897	1,063	$7,243
Class R2 Shares			Period Ended December 31, 2007†
Shares sold	-	$-	1,445	$10,000
Reinvestment of distributions	24	167	88	591
Increase	24	$167	1,533	$10,591
Class R3 Shares
Shares sold	-	$-	1,445	$10,000
Reinvestment of distributions	24	172	89	592
Increase	24	$172	1,534	$10,592

*  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

†  For the period September 28, 2007 (commencement of investment operations) to December 31, 2007.

Notes to Financial Statements (concluded)

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows, SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Supplemental Proxy Information (unaudited)

A special meeting of the shareholders (the "Meeting") of Lord Abbett Global Allocation Fund (formerly, Lord Abbett Global Equity Fund) ("Global Allocation Fund" or the "Fund") was held on May 15, 2008.

The meeting for the Global Allocation Fund was held for the purpose of approving the proposal to: (1) convert the Fund to a fund-of-funds structure, meaning that it would invest in certain mutual funds in the Lord Abbett Family of Funds; (2) change the Fund's investment objective from "long-term growth of capital and income consistent with reasonable risk" to "total return"; (3) amend two of the Fund's fundamental investment restrictions; and (4) amend the investment management agreement between the Fund and Lord Abbett, which will reduce the contractual investment management fee payable to Lord Abbett.

The results of the proxy solicitation on the preceding matter were as follows:

Matter	Votes For	Votes Against	Abstentions
1. Proposal – To convert the Fund to a fund-of-funds structure.	4,333,812.366	259,452.097	364,165.508
2. Proposal – To change the Fund's investment objective.	4,293,441.764	306,078.797	357,909.410
3(a). Proposal – To amend the Fund's fundamental investment restriction regarding concentration.	4,346,719.009	245,057.336	365,653.626
3(b). Proposal – To amend the Fund's fundamental investment restriction regarding diversification.	4,378,622.288	223,392.850	355,414.833
4. Proposal – To amend the investment management agreement between the Fund and Lord Abbett, which will reduce the contractual investment management fee payable to Lord Abbett.	4,350,603.420	246,129.409	360,697.142

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund's Prospectuses, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Funds' portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

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This report, when not used for the general information
of shareholders of the Fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Global Fund, Inc.

Lord Abbett Global Allocation Fund

Lord Abbett Developing Local Markets Fund

LAGF-3-0608

(8/08)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:

Principal Accountant Fees and Services.

Not applicable.

Item 5:

Audit Committee of Listed Registrants.

Not applicable.

Item 6:

Investments.

Not applicable.

Item 7:

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 21, 2008

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 21, 2008

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2008